Summary of significant accounting policies (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ (4,654,679)	$ 2,543,813	$ 2,223,979
Weighted average outstanding shares of ordinary shares (B) basic	7,088,326	3,628,923	2,905,984
Weighted average outstanding shares of ordinary shares (B) potentially dilutive shares from convertible promissory notes		4,823,952
Weighted average outstanding ordinary shares (B) diluted	7,088,326	8,452,875	2,905,984
Earnings per share
(Loss) earnings per ordinary share - basic (A/B)	$ (0.66)	$ 0.70	$ 0.77
(Loss) earnings per ordinary share - diluted (A/B)	$ (0.66)	$ 0.30	$ 0.77